INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Current	$ 3,585	$ 2,987
Non-current	2,726	2,362
Total	$ 6,311	$ 5,349